Fees and Expenses - Thornburg International Growth Fund	Oct. 01, 2026 USD ($)
Retail [Member]
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds. More information about this and other discounts and sales charge waivers is available from your financial intermediary, in the Prospectus under the captions “Class A Sales Charge Waivers,” beginning on page 154, and “Appendix A – Sales Charge Waivers Offered by Financial Intermediaries,” beginning on page 208, and in the Statement of Additional Information under the caption “Additional Information Respecting Purchase and Redemption of Shares,” beginning on page 94.

Expense Breakpoint Discounts [Text]	You may qualify for discounts from the sales charges applicable to Class A shares if you or other qualifying account holders invest, or agree to invest in the future, at least $50,000 in the Thornburg Funds.
Expenses Restated to Reflect Current [Text]	Total annual fund operating expenses after fee waiver/expense reimbursement have been restated to reflect the current fee waiver/expense reimbursement arrangement.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class a	class c	class i	class r6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none(1)	1.00%(2)	none	none

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class a	class c	class i	class r6
Management Fees	0.86%	0.86%	0.86%	0.86%
Distribution and Service (12b-1 Fees)	0.25%	1.00%	none	none
Other Expenses	0.29%	0.73%	0.24%	0.18%
Total Annual Fund Operating Expenses	1.40%	2.59%	1.10%	1.04%
Fee Waiver/Expense Reimbursement(3)	(0.05)%	(0.26)%	(0.16)%	(0.18)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(4)	1.35%	2.33%	0.94%	0.86%

Expense Footnotes [Text Block]
(1)	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.

(2)	Imposed only on redemptions of Class C shares within 12 months of purchase.

(3)	Effective October 1, 2026, Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class A, Class C, Class I and Class R6 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.35%, 2.33%, 0.94% and 0.86%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before January 31, 2028, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if, after taking the recoupment into account, the Fund’s actual expenses fall below the expense cap during that same fiscal year.

(4)	Total annual fund operating expenses after fee waiver/expense reimbursement have been restated to reflect the current fee waiver/expense reimbursement arrangement.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class A Shares	$581	$869	$1,177	$2,050
Class C Shares	$336	$781	$1,352	$2,905
Class I Shares	$96	$334	$591	$1,326
Class R6 Shares	$88	$313	$557	$1,255

Expense Example, No Redemption Narrative [Text Block]	You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class C Shares	$236	$781	$1,352	$2,905

Retirement [Member]
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	Total annual fund operating expenses after fee waiver/expense reimbursement have been restated to reflect the current fee waiver/expense reimbursement arrangement.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class R3	class R4	class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class R3	class r4	class r5
Management Fees	0.86%	0.86%	0.86%
Distribution and Service (12b-1 Fees)	0.50%	0.25%	none
Other Expenses	1.00%	1.01%	0.90%
Total Annual Fund Operating Expenses	2.36%	2.12%	1.76%
Fee Waiver/Expense Reimbursement(1)	(0.92)%	(0.93)%	(0.82)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	1.44%	1.19%	0.94%

Expense Footnotes [Text Block]
(1)	Effective October 1, 2026, Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.44%, 1.19% and 0.94%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before January 31, 2028, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if, after taking the recoupment into account, the Fund’s actual expenses fall below the expense cap during that same fiscal year.
(2)	Total annual fund operating expenses after fee waiver/expense reimbursement have been restated to reflect the current fee waiver/expense reimbursement arrangement.

Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class R3 Shares	$147	$648	$1,177	$2,626
Class R4 Shares	$121	$574	$1,054	$2,378
Class R5 Shares	$96	$474	$877	$2,005